DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATED ASSETS AND LIABILITIES INFORMATION OF THE GROUP'S VIE AND CONSOLIDATED REVENUES, NET LOSS AND CASH FLOW INFORMATION

	December 31,
	2021	2022
	RMB	RMB
Cash	192,105	82,750
Restricted cash	698	525
Accounts receivable - third parties, net	470,204	125,644
Accounts receivable - related parties, net*	2,995	30,113
Contract assets	21,118	50,838
Amounts due from related parties	688	211,453
Prepayments and other current assets	88,311	61,184
Total current assets	776,119	562,507
Long-term investments	127,748	58,530
Property and equipment, net	13,883	13,613
Operating lease right-of-use assets	-	14,039
Intangible assets, net	46,019	15,533
Goodwill	121,805	54,427
Other non-current assets	3,076	3,958
Total assets	1,088,650	722,607
Short-term borrowings	5,500	-
Accounts payable	200,856	113,687
Contract liabilities	66,646	359,154
Amounts due to related parties**	1,518,382	1,977,866
Payable for business acquisition	93,511	8,915
Operating lease liabilities-current	-	8,871
Accrued expenses and other current liabilities	92,118	89,565
Total current liabilities	1,977,013	2,558,058
Long-term borrowings	6,000	-
Operating lease liabilities-non current	-	4,977
Deferred income tax liabilities	8,883	1,285
Total liabilities	1,991,896	2,564,320

*	Accounts receivable-related parties, net includes accounts receivable, net due from the Company and its subsidiaries, which are eliminated upon consolidation, and accounts receivable, net due from one of the Company’s shareholders and other related parties of RMB304 and RMB99 as of December 31, 2021, and 2022.

**	Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company’s shareholders and other related parties of RMB794 and RMB780 as of December 31, 2021 and 2022.

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues	699,218	639,139	636,320
Net loss	(227,670)	(699,152)	(544,042)
Net cash used in operating activities	(20,582)	(174,049)	(574,227)
Net cash provided by/ (used in) investing activities	(32,260)	(275,719)	26,940
Net cash provided by/ (used in) financing activities	(6,838)	579,690	437,759
Net increase / (decrease) in cash and restricted cash	(59,680)	129,922	(109,528)
Cash and restricted cash at the beginning of the year	122,561	62,881	192,803
Cash and restricted cash at the end of the year	62,881	192,803	83,275